Provisions and Other Liabilities - Summary of Provisions and Other Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Provisions	$ 3,484	$ 2,345
Derivative liabilities (net of current portion of $6 (2019 - $2))	26	31
IMSA payable	60	58
Other	20	20
Other liabilities and provisions	3,731	2,536
Settlement payables (Note 30(b))	6	2
Neptune Bulk Terminals Inc.
Disclosure of other provisions [line items]
Obligation to Neptune Bulk Terminals	111	0
Preferential Dividend
Disclosure of other provisions [line items]
ENAMI preferential dividend	$ 30	$ 82